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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  August 10, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT TECHSYSTEMS INC        COM              018804104      270     3000 SH       SOLE                     3000
Abercrombie & Fitch            COM              002896207    12111   272030 SH       SOLE                   272030
Activision, Inc.               COM              004930202     3544    90300 SH       SOLE                    90300
Advanced PCS                   COM              00790K109      570     8900 SH       SOLE                     8900
Airtran Holdings               COM              00949P108      379    37000 SH       SOLE                    37000
Allergan Inc.                  COM              018490102     1193    14200 SH       SOLE                    14200
Alliance Gaming                COM              01859P609     3927   100000 SH       SOLE                   100000
AmerUs Group                   COM              03072M108      355    10000 SH       SOLE                    10000
AmeriSource Health             COM              03071P102      278     5025 SH       SOLE                     5025
American Eagle Outfitters      COM              02553E106      278     7875 SH       SOLE                     7875
American Healthcorp            COM              02649V104     1926    50000 SH       SOLE                    50000
American Italian Pasta Co.     COM              027070101      348     7500 SH       SOLE                     7500
Americredit Corp               COM              03060R101      308     5925 SH       SOLE                     5925
Amerigas Partners              COM              030975106      232    10000 SH       SOLE                    10000
Ameristar Casinos              COM              03070Q101      480    30000 SH       SOLE                    30000
Amvest Cap Plc                 COM              03235E100     1028    29675 SH       SOLE                    29675
Annaly Mort                    COM              035710409      165    12000 SH       SOLE                    12000
Anthracite Cap                 COM              037023108      119    10800 SH       SOLE                    10800
Argosy Gaming Co.              COM              040228108      466    16800 SH       SOLE                    16800
Banta Corp.                    COM              066821109      211     7200 SH       SOLE                     7200
Bei Tech Inc.                  COM              05538p104     4165   154200 SH       SOLE                   154200
Biomet                         COM              090613100     6873   143010 SH       SOLE                   143010
Bisys Group Inc.               COM              055472104      287     4870 SH       SOLE                     4870
Blockbuster Inc.               COM              093679108     6387   350000 SH       SOLE                   350000
Boeing                         COM              097023105      934    16800 SH       SOLE                    16800
CACI International             COM              127190304      587    12500 SH       SOLE                    12500
CHC Helicopter Corp.           COM              12541C203     1295   100000 SH       SOLE                   100000
Calpine                        COM              131347106     2968    78520 SH       SOLE                    78520
Capitol Federal Financial      COM              14057C106      236    12200 SH       SOLE                    12200
Cardinal Healthcare            COM              14149Y108      754    10925 SH       SOLE                    10925
Career Edu Corp                COM              141665109      317     5300 SH       SOLE                     5300
Caremark                       COM              141705103      192    11675 SH       SOLE                    11675
Catapult Communication         COM              149016107      427    19000 SH       SOLE                    19000
Cato Corp. Class 'A'           COM              149205106      267    13700 SH       SOLE                    13700
Charlotte Russe Holding Inc    COM              161048103      268    10000 SH       SOLE                    10000
Charter One Finl. Inc.         COM              160903100     8485   266000 SH       SOLE                   266000
Chicos Fas                     COM              168615102      776    26100 SH       SOLE                    26100
Chris & Banks                  COM              171046105     3358   103000 SH       SOLE                   103000
Ciena Corporation              COM              171779101     5510   145000 SH       SOLE                   145000
Cima Labs, Inc.                COM              171796105     1154    14700 SH       SOLE                    14700
Circuit City Stores Carmax Gro COM              172737306     4207   263600 SH       SOLE                   263600
Coastal Bancorp Inc.           COM              19041P105      229     7150 SH       SOLE                     7150
Concord EFS INC.               COM              206197105      281     5400 SH       SOLE                     5400
Consol Energy                  COM              20854P109     4850   191700 SH       SOLE                   191700
Corinthian Coll.               COM              218868107     1431    30400 SH       SOLE                    30400
Crown American Realty Trust    COM              228186102      835   100000 SH       SOLE                   100000
D&K Healthcare Resources, Inc. COM              232861104      302     8200 SH       SOLE                     8200
DRS Tech                       COM              23330X100      531    23100 SH       SOLE                    23100
Daktronics Inc.                COM              234264109      539    35000 SH       SOLE                    35000
Darden Restaurants             COM              237194105     6417   230000 SH       SOLE                   230000
Direct Focus                   COM              254931108     1945    40950 SH       SOLE                    40950
Dominion Resources             COM              25746U109     1022    16990 SH       SOLE                    16990
Dynacq Intl                    COM              267919306      462    24000 SH       SOLE                    24000
Dynegy Inc.                    COM              26816Q101     2885    63400 SH       SOLE                    63400
EATON VANCE CORP COM NON VTG   COM              278265103     5627   161700 SH       SOLE                   161700
EPIQ SYSTEMS                   COM              26882D109     2569   100000 SH       SOLE                   100000
ESC MEDICAL SYS LTD ORD        COM              M40868107      710    24600 SH       SOLE                    24600
Electronic Arts Corp.          COM              285512109     2316    40000 SH       SOLE                    40000
Emcor Group Inc.               COM              29084Q100      698    19300 SH       SOLE                    19300
Emulex Corp.                   COM              292475209     1248    30900 SH       SOLE                    30900
Engineered Support Systems Inc COM              292866100      916    23375 SH       SOLE                    23375
Enterprise Prods Partners L Co COM              293792107     7635   193200 SH       SOLE                   193200
Equitable Resources Inc.       COM              294549100     6662   200000 SH       SOLE                   200000
Exelon Corp                    COM              30161n101     1372    21400 SH       SOLE                    21400
Federated Investors            COM              314211103     9306   289000 SH       SOLE                   289000
Forest Labs Inc.Com            COM              345838106     3397    47850 SH       SOLE                    47850
Gart Sports Co                 COM              366630101      517    23500 SH       SOLE                    23500
General Mills Inc              COM              370334104      458    10470 SH       SOLE                    10470
Genesco                        COM              371532102     3898   116000 SH       SOLE                   116000
GenesisIntermedia Inc.         COM              37184Y105     2812   150000 SH       SOLE                   150000
Green Mountain Coffee Inc      COM              393122106      299    10000 SH       SOLE                    10000
H & R Block Inc                COM              093671105     9682   150000 SH       SOLE                   150000
Harley Davidson Inc.           COM              412822108     1298    27580 SH       SOLE                    27580
Harleysville Group             COM              412824104     1461    49100 SH       SOLE                    49100
Headwaters Inc.                COM              42210P102     4800   300000 SH       SOLE                   300000
Henry Schein Inc.              COM              806407102      232     5780 SH       SOLE                     5780
Hillenbrand Industries         COM              431573104     6853   120000 SH       SOLE                   120000
Hot Topic Inc.                 COM              441339108     2043    65700 SH       SOLE                    65700
Household Intl. Inc            COM              441815107      757    11350 SH       SOLE                    11350
Hovnanian Entprs Inc           COM              442487203     1886   130000 SH       SOLE                   130000
IDEC Pharmaceuticals           COM              449370105     6092    90000 SH       SOLE                    90000
IMS Health                     COM              449934108      274     9620 SH       SOLE                     9620
Iberiabank Corp                COM              450828108      238     8050 SH       SOLE                     8050
Innodata Corp                  COM              457642205       63    20600 SH       SOLE                    20600
Integrated Device Technology I COM              458118106     6896   217600 SH       SOLE                   217600
International Game Technology  COM              459902102     4706    75000 SH       SOLE                    75000
Interpool Inc.                 COM              46062r108      314    20000 SH       SOLE                    20000
Intl Rectifier                 COM              460254105     3045    89300 SH       SOLE                    89300
J.JILL, GROUP                  COM              466189107      235    11600 SH       SOLE                    11600
Jacobs Engr Group              COM              469814107     1911    29300 SH       SOLE                    29300
Johnson & Johnson              COM              478160104     1161    23230 SH       SOLE                    23230
Jones Apparel Group            COM              480074103      274     6340 SH       SOLE                     6340
KEITH COMPANIES (THE)          COM              487539108      230    13200 SH       SOLE                    13200
Kinder Morgan Energy Lp        COM              494550106     6188    90000 SH       SOLE                    90000
L3 Communications              COM              502424104     7096    93000 SH       SOLE                    93000
Laboratory Corp of American HL COM              50540R409      261     3400 SH       SOLE                     3400
Ladish Co. Inc.                COM              505754200      144    10800 SH       SOLE                    10800
Landry's Seafood Restaurants   COM              51508L103      188    11050 SH       SOLE                    11050
Lennar Corp                    COM              526057104     6082   145850 SH       SOLE                   145850
Lincare Holdings               COM              532791100      268     8920 SH       SOLE                     8920
Loews Corp                     COM              540424108     3193    49560 SH       SOLE                    49560
MANOR CARE INC NEW COM         COM              564055101     4674   147200 SH       SOLE                   147200
MDU Resources Group Inc.       COM              552690109     5221   165000 SH       SOLE                   165000
MRT Gaming Group Inc.          COM              553769100      288    21300 SH       SOLE                    21300
Manugistics Group              COM              565011103     4392   175000 SH       SOLE                   175000
Medical Actions Industries Inc COM              58449L100      832   100000 SH       SOLE                   100000
Meritage Corp.                 COM              612502104      644    14000 SH       SOLE                    14000
Merix Corp.                    COM              590049102      290    16600 SH       SOLE                    16600
Methanex                       COM              59151K108       66    12600 SH       SOLE                    12600
Metro One Telecomm Inc.        COM              59163F105      649    10000 SH       SOLE                    10000
Microsemi Corp.                COM              595137100      738    10400 SH       SOLE                    10400
Mitchell Energy & Development  COM              606592202     3896    83600 SH       SOLE                    83600
Movie Gallery                  COM              624581104     3618   200000 SH       SOLE                   200000
Multimedia Games Inc.          COM              625453105     4440   200000 SH       SOLE                   200000
NVIDIA Corp                    COM              67066G104      559     6025 SH       SOLE                     6025
NVR Inc                        COM              62944T105     1968    13300 SH       SOLE                    13300
Nabors Inds Inc.               COM              629568106      243     6525 SH       SOLE                     6525
Nash Finch Co                  COM              631158102     2360   100000 SH       SOLE                   100000
Natures Sunshine               COM              639027101      118    10000 SH       SOLE                    10000
Oakley Inc.                    COM              673662102     1628    88000 SH       SOLE                    88000
Offshore Logistics             COM              676255102      737    38800 SH       SOLE                    38800
Old Republic Intl.             COM              680223104     6815   235000 SH       SOLE                   235000
Panera Bread                   COM              69840W108      458    14500 SH       SOLE                    14500
Park Electrochemical           COM              700416209      871    33000 SH       SOLE                    33000
Patina Oil & Gas               COM              703224105     2328    87850 SH       SOLE                    87850
Penn Virginia Corporation      COM              707882106      329    10000 SH       SOLE                    10000
Peoplesoft                     COM              712713106      492    10000 SH       SOLE                    10000
Pepsi Bottling Gp              COM              713409100     7619   190000 SH       SOLE                   190000
Perrigo Co                     COM              714290103     4722   282900 SH       SOLE                   282900
Pharmaceutical Res Inc.        COM              717125108     4603   150000 SH       SOLE                   150000
Philip Morris                  COM              718154107     1104    21750 SH       SOLE                    21750
Pixelworks                     COM              72581M107      715    20000 SH       SOLE                    20000
Precision Castparts            COM              740189105     7596   203000 SH       SOLE                   203000
QLogic Corp                    COM              747277101     3117    48360 SH       SOLE                    48360
Quest Diagnostics              COM              74834L100     2021    27000 SH       SOLE                    27000
Questar Corp.                  COM              748356102     4259   172000 SH       SOLE                   172000
Railamerica Inc.               COM              750753105     2284   200000 SH       SOLE                   200000
Rehabcare                      COM              759148109      313     6500 SH       SOLE                     6500
Reliant Energy Inc.            COM              75952J108      290     9015 SH       SOLE                     9015
Rent A Center                  COM              76009N100      252     4800 SH       SOLE                     4800
Resortquest Intl Inc.          COM              761183102     1262   109700 SH       SOLE                   109700
Respironics                    COM              761230101      208     7000 SH       SOLE                     7000
Richmond County                COM              764556106     3002    80000 SH       SOLE                    80000
Royale Energy                  COM              78074G200     1030   100000 SH       SOLE                   100000
SCOTTISH ANNUITY               COM              G7885T104      416    24500 SH       SOLE                    24500
SEROLOGICALS CORP COM          COM              817523103     2667   125000 SH       SOLE                   125000
SYSCO                          COM              871829107     1321    48650 SH       SOLE                    48650
Scholastic Corp.               COM              807066105      355     7900 SH       SOLE                     7900
Scientific Atlanta             COM              808655104      222     5480 SH       SOLE                     5480
Seitel Inc.                    COM              816074306      262    20000 SH       SOLE                    20000
Shuffle Master                 COM              825549108     1531    72900 SH       SOLE                    72900
Southwest Airlines             COM              844741108     1180    63810 SH       SOLE                    63810
St. Jude Med Inc.              COM              790849103     6994   116570 SH       SOLE                   116570
Strayer Education Inc.         COM              863236105      487    10000 SH       SOLE                    10000
Surebeam Corp                  COM              86866R102     1712   100000 SH       SOLE                   100000
Symmetricom                    COM              871543104     1196    81700 SH       SOLE                    81700
TALX Corp.                     COM              874918105      599    15000 SH       SOLE                    15000
TJX Companies                  COM              872540109     5306   166500 SH       SOLE                   166500
TRC Cos.                       COM              872625108     2089    52000 SH       SOLE                    52000
Taro Pharmaceutical Inds Ltd   COM              M8737E108     3870    44200 SH       SOLE                    44200
Teekay Shipping                COM              Y8564W103     1356    33890 SH       SOLE                    33890
Tenet Healthcare               COM              88033G100     1158    22440 SH       SOLE                    22440
Texaco                         COM              881694103      900    13500 SH       SOLE                    13500
Toll Brothers                  COM              889478103      381     9700 SH       SOLE                     9700
Tyco Int'l                     COM              902124106      827    15170 SH       SOLE                    15170
U.S.PHYSICAL THERAPY           COM              90337L108     2963   185550 SH       SOLE                   185550
UCBH Holdings Inc              COM              90262T308      303    10000 SH       SOLE                    10000
US LABS                        COM              90333T105      249    25400 SH       SOLE                    25400
United Health Gp               COM              91324p102     1451    23500 SH       SOLE                    23500
Ventas Inc                     COM              92276F100     3208   293000 SH       SOLE                   293000
Walgreen Co.                   COM              931422109      255     7400 SH       SOLE                     7400
Washington Mutual              COM              939322103     1225    32625 SH       SOLE                    32625
Waste Connect                  COM              941053100      274     7600 SH       SOLE                     7600
Winnebago Industries           COM              974637100      415    13500 SH       SOLE                    13500
Woodward Govern                COM              980745103      396     4700 SH       SOLE                     4700
XTO Energy                     COM              98385X106     6304   439325 SH       SOLE                   439325
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